Net loss per share - Schedule of Anti-dilutive Securities (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Antidilutive Securities
Total potentially dilutive securities	14,683,370	7,448,581	14,683,370	7,448,581
Unvested restricted incentive shares and units
Antidilutive Securities
Total potentially dilutive securities	996,927	1,105,300	996,927	1,105,300
Share options
Antidilutive Securities
Total potentially dilutive securities	10,421,137	6,343,281	10,421,137	6,343,281
Warrants
Antidilutive Securities
Total potentially dilutive securities	3,265,306	0	3,265,306	0